Employee Benefits (Details 2) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of defined benefit plans [line items]
Total present value of defined benefits obligations (post-employment)	$ 1,003	$ 1,069	$ 4,959
Fair value of plan assets	(871)	(921)	(3,430)
Recognized liability for defined benefits obligations	132	148	1,529
Liability for other long-term benefits	477	23	8
Total recognized liabilities	609	171	1,537
Assets designed for payment of employee benefits	(477)
Net position from employee benefits	132	171	1,537
Unfunded Obligations [Member]
Disclosure of defined benefit plans [line items]
Total present value of defined benefits obligations (post-employment)	430	492	1,356
Funded Obligations [Member]
Disclosure of defined benefit plans [line items]
Total present value of defined benefits obligations (post-employment)	$ 573	$ 577	$ 3,603